Business Overview and Basis of Presentation	12 Months Ended
Dec. 31, 2024
Business Overview and Basis of Presentation [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE 1 — BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Delixy Holdings Limited (“Company”) was incorporated on May 16, 2024 in the Cayman Islands, as an exempted company with limited liability. The Group conducts its primary operations through its indirect wholly owned subsidiary, Delixy Energy Pte. Ltd. was incorporated and domiciled in Singapore. The Company’s wholly owned subsidiary, Delixy International Limited, holds the entire shareholding interests of Delixy Energy. Delixy Energy is principally engaged in the trading of crude oil and oil-based products.

Reorganization

A summary of the formation of the group structure is as follows:

Delixy Energy Pte Ltd

Delixy Energy Pte. Ltd. (“Delixy Energy”) was incorporated in Singapore on September 10, 2007. Delixy Energy is our indirect wholly-owned subsidiary and has an issued share capital of 1,000,000 shares, all of which are held by Delixy International Limited (“Delixy International”), our direct wholly-owned subsidiary following an internal group reorganization on November 6, 2024, whereby Mega Origin transferred its entire shareholding interests in Delixy Energy of 1,000,000 shares to Delixy International. Delixy Energy is principally engaged in the trading of crude oil and oil-based products.

Delixy International Limited

On June 17, 2024, Delixy International Limited (“Delixy International”) was incorporated in the British Virgin Islands with limited liability. Delixy International is authorized to issue a maximum of 50,000 shares of a single class each with a par value of US$1.00 each and the initial 1,000 shares were held by Mr. Xie.

Delixy Holdings Limited

Delixy Holdings Limited was incorporated in the Cayman Islands on May 16, 2024 under the Companies Act as an exempted company with limited liability. The authorized share capital was US$500,000 divided into 500,000,000 Ordinary shares, par value US$0.001 each at the time of incorporation. The initial one share was transferred to Mr. Xie on the same date for cash at par. Following our incorporation, our entire issued share capital was held solely by Mr. Xie.

Restructuring

Per the reorganization executed on August 21, 2024, Mr. Xie transferred 18.62%, 4.90%, 4.90%, 4.90% and 3.34% of his shares to Novel Majestic, Cosmic Magnet, Dragon Circle, Rosywood Holdings and Golden Legend respectively. On November 6, 2024, Mega Origin transferred its entire equity interest in Delixy to us in consideration of our allotment and issue to it of one share credited as fully paid. On November 19, 2024, Mr. Xie transferred his 63.34% interest in our Company to his wholly-owned company, Mega Origin, for cash at par.

On November 29, 2024, for purposes of recapitalization in anticipation of the initial public offering, the Company effected a 1:200 sub-division of its shares (a “forward stock split”) and, following the forward stock split, the cancellation of 99,500,000,000 shares in its authorized but unissued share capital, resulting in its authorized share capital becoming $2,500 divided into 500,000,000 shares of a par value of $0.000005 each. Concurrently, Mega Origin surrendered 3,167,200 ordinary shares par value US$0.000005 each, Novel Majestic surrendered 931,000 ordinary shares par value US$0.000005 each, Cosmic Magnet surrendered 245,000 ordinary shares par value US$0.000005 each, Dragon Circle surrendered 245,000 ordinary shares par value US$0.000005 each, Rosywood Holdings surrendered 245,000 ordinary shares par value US$0.000005 each and Golden Legend surrendered 167,000 ordinary shares par value US$0.000005 each to the Company, respectively or 25.0% of their shareholdings each. None of these shareholders surrendering their ordinary shares received any consideration for surrender of their ordinary shares, nor are there any agreements or arrangements in place under which any of these shareholders will surrender their respective ordinary shares. Unless otherwise indicated, all references to Ordinary Shares, share data, per Share data, and related information have been retroactively adjusted, where applicable, in this prospectus to reflect the 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders on November 29, 2024 as if they had occurred at the beginning of the earlier period presented.

The restructuring is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Restructuring, which requires retrospective combination of the Company, Delixy International and Delixy Energy for all periods presented. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per Share, which have been revised to reflect the effects of the reorganization as of December 31, 2023 and 2024.

After the Reorganization, the Company wholly owns Delixy International, which is domiciled in the BVI. Delixy International, in turn, wholly owns Delixy Energy, which is incorporated and domiciled in Singapore. The Company is headquartered in Singapore and conducts its operations globally.

Details of the subsidiaries of the Company are set out below:

Name	Date of incorporation	Background	Effective ownership
Delixy Energy Pte Ltd	September 10, 2007	Principally engaged in the general wholesale trading of Crude oil and oil-based products	100% owned by Delixy International
Delixy International Limited	June 17, 2024	Investment holding	100% owned by the Company

The accompanying consolidated financial statements are presented assuming that the Company was in existence at the beginning of the first period presented.